July 31, 2003



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

ATTN:  Keith O'Connell,
       Document Control - EDGAR

RE:    AXP Income Series, Inc., formerly AXP Selective Fund, Inc.
       Post-Effective Amendment No. 94
       File No. 2-10700/811-499

Dear Mr. O'Connell:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the above referenced fund do not differ from that contained in the Registrant's Post-Effective Amendment No. 94 (Amendment). This Amendment was filed electronically on July 28, 2003.

If you have any questions or concerns regarding this filing, please contact Mary Lou Lutz at (612) 678-1762 or me at (612) 671-7981.

Sincerely,




/s/ H. Bernt von Ohlen
-----------------------
    H. Bernt von Ohlen
    Vice President and Group Counsel